Investment in Unconsolidated Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following tables summarize the unaudited condensed financial statements for the MVP Joint Venture.
Condensed Consolidated Balance Sheets

	March 31, 2018	December 31, 2017
	(Thousands)
Current assets	$349,620	$330,271
Noncurrent assets	906,626	747,728
Total assets	$1,256,246	$1,077,999

Current liabilities	$55,305	$65,811
Equity	1,200,941	1,012,188
Total liabilities and equity	$1,256,246	$1,077,999
Condensed Statements of Consolidated Operations

	Three Months Ended March 31,
	2018	2017
	(Thousands)
Net interest income	$6,183	$2,247
AFUDC - equity	13,182	7,153
Net income	$19,365	$9,400

The following tables summarize the audited financial statements for the investment in unconsolidated entity accounted for under the equity method of accounting.
Consolidated Balance Sheets

	As of December 31,
	2017	2016
	(Thousands)
Current assets	$330,271	$53,959
Noncurrent assets	747,728	361,820
Total assets	$1,077,999	$415,779

Current liabilities	$65,811	$10,149
Equity	1,012,188	405,630
Total liabilities and equity	$1,077,999	$415,779
Statements of Consolidated Operations

	Years Ended December 31,
	2017	2016	2015
	(Thousands)
AFUDC - equity	$32,054	$16,315	$3,576
Net interest income	16,674	5,206	1,143
Net income	$48,728	$21,521	$4,719